Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Assets and Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
41.	Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit, which is independent of the business areas and reports to the Financial Management Control and Division Manager. This function befalls to the Financial Control, Treasury and Capital Manager, through the Financial Risk Information and Control Section, is responsible for independent verification of price and results of trading (including derivatives) and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)	Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling; quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton, according to the case.

The input parameters for the valuation of fixed income instruments and options correspond to rates, prices and volatility levels for different terms and market factors that are traded in the national and international market and that are provided by the main sources of the market.

In the case of the valuation of derivatives under a CSA (Credit Support Annex Discounting) agreement, the rates used to discount the flows correspond to the CSA Discounting methodology, where the discount factors used depend on the collateral agreement that exists with each counterparty.

(ii)	Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Santiago Stock Exchange, Bloomberg, LVA and Risk America, etc.). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)	Valuation techniques.

If no specific quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to, in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or price-related quotations for similar instruments in active markets. To the extent there is no information in direct from the markets, data from external suppliers of information, prices of similar instruments and historical information are used to validate the valuation parameters.

(iv)	Fair value adjustments.

Part of the fair value process considers three adjustments to the market value, calculated based on the market parameters, including; a Bid/Offer adjustment, an adjustment for derivative credit risk (CVA and DVA), and an adjustment for the funding of the derivative cash flows (FVA). Likewise, for certain fixed income instruments held in investment portfolios measured at fair value through other comprehensive income or at amortized cost, the portion of the fair value adjustment explained by impairment due to counterparty credit risk is determined.

In turn, the Bid/Offer adjustment, represents the impact on the valuation of an instrument depending on whether the position corresponds to a long (bought) or a short (sold). To calculate this adjustment is used the direct quotes from active markets or indicative prices or derivatives of similar assets depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, the adjustment made for CVA and DVA for derivatives corresponds to the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA). Similarly, the determination of credit risk impairment is determined based on the counterparty risk implicit in the instrument’s market rate. Finally, the FVA adjustment for derivatives corresponds to a value adjustment that reflects the expected cost (or benefit) of financing (reinvesting) the cash flows of the derivative, with respect to a reference discount rate, when there are no collaterals or this one is imperfect.

Bid/Offer adjustments are made for trading instruments and Financial instrument at fair value through Other Comprehensive Income. Adjustments for CVA / DVA/FVA/COLVA are carried out only for derivatives. For its part, credit risk impairment is computed only for fixed income instruments measured at fair value through other comprehensive income and fixed income instruments measured at amortized cost.

(v)	Fair value control.

A process of independent verification of prices and interest rates is executed daily, in order to control that the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and from them the best estimate derived of the fair value. The objective of this process is to control those the official market parameters provided by the respective business areas, before being entered into the valuation, are within acceptable ranges of differences when compared to the same set of parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio. In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Information and Control Section generates and reports daily Profit and Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)	Judgmental analysis and information to Management.

Cases, where there are no market quotations for the instrument to be valued and there are no prices for similar transactions instruments or indicative parameters, a specific control and a reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy (and its procedure) approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available, or it is not possible to infer prices or rates from it.

(a)	Hierarchy of instrument valued at Fair value:

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:	These are financial instruments whose fair value is calculated at quoted prices (unadjusted) in extracted from liquid and deep markets. For these instruments there are quotes or prices (return internal rates, quote value, price) the observable market, so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, debt instruments issued by the Treasury and the Central Bank of Chile, which belong to benchmarks, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, Pesos-20, UF-02, UF-03, UF-04, UF-05, UF-07, UF-10, UF-20, UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price (return internal rates in this case) obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Chilean Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price per share, which multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Santiago Stock Exchange and correspond to the standard methodology used in the market.

Level 2:	They are financial instruments whose fair value is calculated based on prices other than in quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices or internal rates of return) or indirectly (that is, derived from prices or internal rates of return from similar instruments). These categories include:

a)	Quoted prices for similar assets or liabilities in active markets.

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

c)	Inputs data other than quoted prices that are observable for the asset or liability.

d)	Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issues of Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of the Republic, which do not belong to benchmarks.

The technique used for derivative valuation depends on whether the instrument is impacted by volatility as a relevant market factor. Accordingly, for options, the Black-Scholes-Merton formula is applied, as it incorporates volatility, whereas for other derivatives, such as forwards and swaps, the discounted cash flow method is used.

For the remaining instruments at this level, as for debt issues of level 1, the valuation is done through cash flows model by using an internal rate of return that can be derived or estimated from internal rates of return of similar securities as mentioned above.

If there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.
Offshore Bank and Corporate Bonds		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.
Time Deposits	Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market.

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.
FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3: These are financial instruments whose fair value is determined using unobservable inputs data neither for the assets or liabilities under analysis nor for similar instruments. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant unobservable inputs.

The instruments likely to be classified as level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model	As inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.
(b)	Level chart:

The following table shows the classification by levels, for financial instruments measured at fair value.

	Level 1		Level 2		Level 3		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held for trading at fair value through profit or loss
Financial derivative contracts:
Forwards	—	—	378,983	227,670	—	—	378,983	227,670
Swaps	—	—	1,488,810	2,070,481	—	—	1,488,810	2,070,481
Call options	—	—	332	4,949	—	—	332	4,949
Put options	—	—	2,515	253	—	—	2,515	253
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	1,870,640	2,303,353	—	—	1,870,640	2,303,353
Debt financial instruments:
From the Chilean Government and Central Bank	289,581	210,418	2,508,748	1,285,039	—	—	2,798,329	1,495,457
Other debt financial instruments issued in Chile	—	—	263,104	206,675	14,250	11,273	277,354	217,948
Financial debt instruments issued Abroad	—	—	46,019	976	—	—	46,019	976
Subtotal	289,581	210,418	2,817,871	1,492,690	14,250	11,273	3,121,702	1,714,381

Others	402,259	411,689	—	—	—	—	402,259	411,689

Financial assets at fair value through other comprehensive income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	604,907	550,418	569,399	110,359	—	—	1,174,306	660,777
Other debt financial instruments issued in Chile	—	—	2,285,253	1,303,708	53,673	71,922	2,338,926	1,375,630
Financial debt instruments issued abroad	—	—	35,739	51,938	—	—	35,739	51,938
Equity Instruments:
Instruments issued in Chile	8,387	6,920	—	—	357	357	8,744	7,277
Instruments issued abroad	2,386	2,103	—	—	102	112	2,488	2,215
Subtotal	615,680	559,441	2,890,391	1,466,005	54,132	72,391	3,560,203	2,097,837

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	29,714	73,959	—	—	29,714	73,959
Call options	—	—	—	—	—	—	—	—
Put ptions	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	29,714	73,959	—	—	29,714	73,959
Total	1,307,520	1,181,548	7,608,616	5,336,007	68,382	83,664	8,984,518	6,601,219

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts:
Forwards	—	—	455,921	241,757	—	—	455,921	241,757
Swaps	—	—	1,621,215	2,197,858	—	—	1,621,215	2,197,858
Call options	—	—	870	4,151	—	—	870	4,151
Put options	—	—	1,459	955	—	—	1,459	955
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,079,465	2,444,721	—	—	2,079,465	2,444,721

Others	—	—	512	990	—	—	512	990

Derivative financial instruments for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	297,817	141,040	—	—	297,817	141,040
Call options	—	—	—	—	—	—	—	—
Put options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	297,817	141,040	—	—	297,817	141,040
Total	—	—	2,377,794	2,586,751	—	—	2,377,794	2,586,751

(1)	As of December 31, 2024, 100% of instruments of level 3 are “Investment Grade” instruments . Also, 100% of total of these financial instruments correspond to domestic issuers.
(c)	Level 3 Reconciliation:

The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:

	2025
	Balance as of January 1, 2025	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2025
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	11,273	274	—	15,952	(5,698)	—	(7,551)	14,250
Subtotal	11,273	274	—	15,952	(5,698)	—	(7,551)	14,250

Financial assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	71,922	1,225	473	—	(44,801)	61,899	(37,045)	53,673
Equity Instruments:
Instruments issued in Chile	357	—	—	—	—	—	—	357
Instruments issued abroad	112	—	(10)	—	—	—	—	102
Subtotal	72,391	1,225	463	—	(44,801)	61,899	(37,045)	54,132

Total	83,664	1,499	463	15,952	(50,499)	61,899	(44,596)	68,382

	2024
	Balance as of January 1, 2024	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273
Subtotal	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273

Financial assets at fair value through other comprehensive income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	586	1,682	58,608	(27,961)	11,268	(60,744)	71,922
Equity Instruments:
Instruments issued in Chile	358	—	(1)	—	—	—	—	357
Instruments issued abroad	25	—	—	87	—	—	—	112
Subtotal	88,866	586	1,681	58,695	(27,961)	11,268	(60,744)	72,391

Total	123,229	1,995	1,681	83,974	(84,697)	18,226	(60,744)	83,664

(1)	Recorded in income under line item “Net financial result”.
(2)	Recorded in equity under the line item “Accumulated other comprehensive income”.
(d)	Sensitivity of instruments classified in Level 3 to changes in key assumptions of models:

The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:

	As of December 31, 2025		As of December 31, 2024
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial assets held for trading at fair value through profit or loss
Debt financial instruments:
Other debt financial instruments issued in Chile	14,250	(15)	11,273	(255)
Subtotal	14,250	(15)	11,273	(255)

Financial assets at fair value through other comprehensive income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	53,673	(1,652)	71,922	(2,320)
Equity Instruments:
Instruments issued in Chile	357	—	357	—
Instruments issued abroad	102	—	112	—
Subtotal	54,132	(1,652)	72,391	(2,320)
Total	68,382	(1,667)	83,664	(2,575)

With the purpose of determining the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. For financial assets in the table above, which correspond to Bank Bonds and Corporate Bonds, it was considered that, since there are no current observables prices, the input prices will be based on brokers’ quotes. The prices are usually calculated as a base rate plus a spread. For Local Bonds it was determined to apply a 10% impact on the price. The 10% impact is considered reasonable, taking into account the market performance of these instruments and comparing it against the bid/offer adjustment that is provisioned by these instruments.

(e)	Other assets and liabilities:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note are not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Estimated Fair Value
	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	2,590,986	2,699,076	2,590,986	2,699,076
Transactions in the course of collection	414,419	372,456	414,419	372,456
Subtotal	3,005,405	3,071,532	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291	100,643	87,291
Debt financial instruments	460,937	944,074	435,196	892,550
Loans to Banks
Domestic banks	—	299,147	—	299,147
Central Bank of Chile	—	—	—	—
Foreign banks	398,028	366,568	397,340	366,245
Subtotal	959,608	1,697,080	933,179	1,645,233
Loans to customers, net
Commercial loans	19,296,206	19,893,412	18,835,985	19,561,279
Residential mortgage loans	13,896,790	13,197,695	13,957,541	13,000,178
Consumer loans	5,349,315	5,151,755	5,436,873	5,247,985
Subtotal	38,542,311	38,242,862	38,230,399	37,809,442
Total	42,507,324	43,011,474	42,168,983	42,526,207

Liabilities
Transactions in the course of payment	564,172	283,605	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797	14,791,870	14,630,797
Time deposits and saving accounts	14,162,408	14,345,223	14,155,640	14,346,676
Obligations by repurchase agreements	286,915	109,794	286,915	109,794
Borrowings from financial institutions	1,296,751	1,103,468	1,278,009	1,071,097
Debt financial instruments issued
Mortgage finance bonds for residential purposes	521	849	578	946
Mortgage finance bonds for general purposes	—	1	—	1
Bonds	10,800,330	9,689,219	10,725,466	9,596,699
Other financial obligations	367,323	284,479	367,323	284,479
Subtotal	41,706,118	40,163,830	41,605,801	40,040,489
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,087,093	1,068,879	1,055,062	1,057,509
Total	43,357,383	41,516,314	43,225,035	41,381,603

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the Discounted Cash Flow model and the use of several data sources such as yield curves, credit risk spreads, etc. In addition, due to the fact that some of these assets and liabilities are not traded on the market, regular reviews and analyzes are required to determine the suitability of the inputs and fair values determined.

(f)	Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2025 and 2024:

	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and deposits in banks	2,590,986	2,699,076	—	—	—	—	2,590,986	2,699,076
Transactions in the course of collection	414,419	372,456	—	—	—	—	414,419	372,456
Subtotal	3,005,405	3,071,532	—	—	—	—	3,005,405	3,071,532
Financial assets at amortized cost
Rights by resale agreements	100,643	87,291	—	—	—	—	100,643	87,291
Debt financial instruments	435,196	892,550	—	—	—	—	435,196	892,550
Loans to Banks
Domestic banks	—	299,147	—	—	—	—	—	299,147
Central Bank of Chile	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	—	397,340	366,245	397,340	366,245
Subtotal	535,839	1,278,988	—	—	397,340	366,245	933,179	1,645,233
Loans to customers, net
Commercial loans	—	—	—	—	18,835,985	19,561,279	18,835,985	19,561,279
Residential mortgage loans	—	—	—	—	13,957,541	13,000,178	13,957,541	13,000,178
Consumer loans	—	—	—	—	5,436,873	5,247,985	5,436,873	5,247,985
Subtotal	—	—	—	—	38,230,399	37,809,442	38,230,399	37,809,442
Total	3,541,244	4,350,520	—	—	38,627,739	38,175,687	42,168,983	42,526,207

Liabilities
Transactions in the course of payment	564,172	283,605	—	—	—	—	564,172	283,605
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,791,870	14,630,797	—	—	—	—	14,791,870	14,630,797
Time deposits and saving accounts	—	—	—	—	14,155,640	14,346,676	14,155,640	14,346,676
Obligations by repurchase agreements	286,915	109,794	—	—	—	—	286,915	109,794
Borrowings from financial institutions	—	—	—	—	1,278,009	1,071,097	1,278,009	1,071,097
Debt financial instruments issued
Mortgage finance bonds for residential purposes	—	—	578	946	—	—	578	946
Mortgage finance bonds for general purposes	—	—	—	1	—	—	—	1
Bonds	—	—	10,725,466	9,596,699	—	—	10,725,466	9,596,699
Other financial obligations	—	—	—	—	367,323	284,479	367,323	284,479
Subtotal	15,078,785	14,740,591	10,726,044	9,597,646	15,800,972	15,702,252	41,605,801	40,040,489
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—	—	—	1,055,062	1,057,509	1,055,062	1,057,509
Total	15,642,957	15,024,196	10,726,044	9,597,646	16,856,034	16,759,761	43,225,035	41,381,603

The Bank determines the fair value of these assets and liabilities according to the following:

●	Short-term assets and liabilities: For assets and liabilities with short-term maturity, it is assumed that the book values approximate to their fair value. This assumption is applied to the following assets and liabilities:

Assets	Liabilities
- Cash and deposits in banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Rights by resale agreements	- Obligations by repurchase agreements
- Loans to domestic banks (including the Central Bank of Chile)

●	Loans to Customers and Advances to foreign banks: Fair value is determined by using the discounted cash flow model and internally generated discount rates, based on internal transfer rates derived from our internal transfer pricing process. Upon determination of the present value, we deduct the related loan loss allowances to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

●	Debt financial instruments at amortized cost: The fair value is calculated with the methodology of the Stock Exchange, using the IRR observed in the market. Because the instruments that are in this category correspond to Treasury Bonds that are Benchmark, they are classified in Level 1.

●	Mortgage finance bonds and Bonds: In order to determine the present value of contractual cash flows, we apply the discounted cash flow model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

●	Saving Accounts, Time Deposits, Borrowings from Financial Institutions (including the Central Bank of Chile), Subordinated Bonds and Other financial liabilities : The discounted cash flow model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that derived from both market rates for instruments with similar features and our internal transfer pricing process. Because we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial liabilities in Level 3.